Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials	¥ 191,242		¥ 169,665
Work in process	33,714		30,195
Finished goods	259,666		49,875
Total	¥ 484,622	$ 70,485	¥ 249,735